Cash and equivalents, marketable securities and short-term investments - Contractual maturities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Available-for-sale securities
Available-for-sale securities, Less than one year, Cost basis	$ 80
Available-for-sale securities, One to five years, Cost basis	166
Available-for-sale securities, Six to ten years, Cost basis	60
Available-for-sale securities, Due after ten years, Cost basis	1
Available-for-sale securities, Total Cost basis	307
Available-for-sale securities, Less than one year, Fair value	80
Available-for-sale securities, One to five years, Fair value	163
Available-for-sale securities, Six to ten years, Fair value	58
Available-for-sale securities, Due after ten years, Fair value	1
Available-for-sale securities, Total Fair value	302
Available-for-sale marketable securities pledged as collateral	$ 68	$ 66
Debt Securities, Available-for-sale, Restriction Type [Extensible List]	us-gaap:AssetPledgedAsCollateralMember	us-gaap:AssetPledgedAsCollateralMember